Other payable (Tables)	12 Months Ended
Dec. 31, 2022
Other payable
Schedule Of Other Payable
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Other payable to related parties(1)	10,025	13,347
Accrued expenses	8,820	9,384
Other taxes payable(2)	2,811	3,211
Total	21,656	25,942